Commitments and Contingencies - Vessels Under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Year ending December 31 [Abstract]
2013	$ 610,395
2014	19,016
Amount contractual purchase obligation, Total	$ 629,411